Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

(11) Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of June 30,
	2025	2024
	$	$
Contract liabilities	116,700	63,005
Salaries payables	475,315	1,103,108
Other payables	139,939	951,364
Other accruals	292,347	567,079
Total	1,024,301	2,684,556

The revenue recognized from contract liabilities to the Company’s operations was $54,353, $27,611 and $71,103 during the years ended June 30, 2025, 2024 and 2023, respectively.